Recurring Fair Value Measurements (Tables)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Recurring Fair Value Measurements (Tables) [Line Items]
Schedule of fair value on a recurring basis
	January 13, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Stockholders’ Equity:
Representative Shares	$2,024,463	$	$—	$2,024,463
	$2,024,463	$	$—	$2,024,463
	September 30, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Mutual Fund held in Trust Account	$133,007,230	$133,007,230	$—	$—
	$133,007,230	$133,007,230	$—	$—
Liabilities:
Warrant Liability	$161,359	$—	$—	$161,359
	$161,359	$—	$—	$161,359

Schedule of warrant liability
Input	January 13, 2021
Restricted term (years)	1.11
Expected volatility	12.5%
Risk-free interest rate	0.12%
Stock price	$9.37
Dividend yield	0%
Input	March 15, 2021
Expected term (years)	5.99
Expected volatility	24.3%
Risk-free interest rate	1.06%
Stock price	$9.36
Dividend yield	0%
Exercise price	$11.5
Input	September 30, 2021
Expected term (years)	5.52
Expected volatility	14.8%
Risk-free interest rate	1.07%
Stock price	$9.61
Dividend yield	0%
Exercise price	$11.5

Schedule of changes in the fair value warrant liability
Warrant Liability
Fair value as of December 31, 2020	$—
Initial fair value of warrant liability upon issuance at IPO	270,307
Change in fair value	(108,948)
Fair value as of September 30, 2021	$161,359

SoundHound, Inc. [Member]
Recurring Fair Value Measurements (Tables) [Line Items]
Schedule of financial assets and liabilities
	Fair Value Measurements as of September 30, 2021
	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$4,862	$—	$—
Liabilities:
Derivative liability	—	—	(3,470)
Warrant liability	—	—	(4,705)
Total	$4,862	$—	$(8,175)
	Fair Value Measurements as of December 31, 2020
	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$35,856	$—	$—
Liabilities:
Derivative liability	—	—	(2,380)
Warrant liability	—	—	(2,004)
Total	$35,856	$—	$(4,384)

	Level 1	Level 2	Level 3	Total
Assets:

Cash equivalents:
Money market mutual funds	$35,855	$—	$—	$35,855

Restricted cash:
Certificates of deposit	1,290	—	—	1,290

Liabilities:
Derivative liabilities	—	—	(2,380)	(2,380)
Redeemable convertible preferred stock warrants	—	—	(2,004)	(2,004)
Total	$37,145	$—	$(4,384)	$32,761

	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$16,408	$—	$—	$16,408
Commercial paper	—	1,000	—	1,000
Certificates of deposit	230	—	—	230
Total cash equivalents	16,638	1,000	—	17,638
Short-term investments:
Corporate bonds	—	8,430	—	8,430
Commercial paper	—	5,155	—	5,155
Total short-term investments	—	13,585	—	13,585
Total cash equivalents and short-term investments	16,638	14,585	—	31,223
Restricted cash Certificates of deposit	1,520	—	—	1,520
Liabilities:
Redeemable convertible preferred stock warrants	$—	$—	$3,348	$3,348

Schedule of redeemable convertible preferred stock warrant liability
	Derivative Liability	Warrant Liability
Balance as of December 31, 2020	$2,380	$2,004
Change in fair value	1,090	2,701
Balance as of September 30, 2021	$3,470	$4,705

Balance as of December 31, 2019	$—	$3,348
Extinguishment of derivative liability	1,160	—
Change in fair value	1,300	593
Balance as of September 30, 2020	$2,460	$3,941

Balance, December 31, 2018	$2,920
Change in fair value	428
Balance, December 31, 2019	$3,348

Schedule to determine the fair value of the embedded derivative
September 30, 2020
Expected dividend rate	0%
Risk-free interest rate	0.11%
Expected volatility	41%
Expected term (in years)	0.36
	September 30, 2021	December 31, 2020
Expected dividend rate	0%	0%
Risk-free interest rate	0.17%	0.14%
Expected volatility	39%	48%
Expected term (in years)	1.41	2.16
	September 30, 2021	December 31, 2020
Expected dividend rate	0%	0%
Risk-free interest rate	0.31%	0.16%
Expected volatility	46%	47%
Expected term (in years)	2.12	2.87
March 2021 Note Payable Common Stock Warrants
Expected dividend rate	0%
Risk-free interest rate	1.74%
Expected volatility	47%
Expected term (in years)	10.00
June 2021 Note Common Stock Warrants
Expected dividend rate	0%
Risk-free interest rate	1.51%
Expected volatility	47%
Expected term (in years)	10.00

Schedule to determine the fair value of the embedded derivative
	September 30, 2021	September 30, 2020
Fair Value of Common Stock	41.75	20.37
Dividend yield	0%	0%
Expected volatility	42%	43%
Expected term (years)	6.01	5.74
Risk free interest rate	1.11%	0.93%

	September 30, 2021	December 31, 2020
Weighted average term (years)	0.48	0.26
Weighted average discount rate	25.00%	8.63%

Expected dividend rate	0%
Risk free interest rate	0.11%
Expected volatility	41%
Expected term (years)	0.36
Expected dividend rate	0%
Risk free interest rate	0.14%
Expected volatility	48%
Expected term (years)	2.16
Expected dividend rate	0%
Risk-free interest rate	0.16%
Expected volatility	47%
Expected term (years)	2.87

2019
Expected dividend rate	0%
Risk free interest rate	1.58%
Expected volatility	42%
Expected term (years)	1.25
2019
Expected dividend rate	0%
Risk free interest rate	1.62%
Expected volatility	40%
Expected term (years)	3.16
2019
Expected dividend rate	0%
Risk-free interest rate	1.64%
Expected volatility	41%
Expected term (years)	3.87

Schedule of changes in the fair value of the company’s redeemable convertible preferred stock
	Derivative Liability	Warrant Liability
Balance, December 31, 2019	$—	$3,348
Initial fair value of the redemption feature	6,481	—
Warrant exercise	—	(1,931)
Extinguishment of derivative liability associated with May Note (See Note 8)	(5,360)	—
Change in fair value	1,259	587
Balance, December 31, 2020	$2,380	$2,004

	Period from January 1, 2019 to December 31, 2019
	(in thousands)
	As previously reported	Adjustments Due to Errors	Reclassification Entries	As Restated
Stockholders’ Equity (Deficit)
Balance, beginning of year	$(138,948)			$(138,948)
Cumulative effect adjustment from adoption of Topic 606(a)	(1,186)	(5,761)	—	(6,947)
Balance, beginning of year as restated	(140,134)	(5,761)	—	(145,895)
Issuance of common stock upon exercise of stock options	152			152
Other comprehensive gain	31			31
Stock-based compensation	3,328			3,328
Net loss(a)(b)(c)(d)	(61,188)	(3,279)		(64,467)
Balance, December 31, 2019	$(197,811)	$(9,040)	$—	$(206,851)